Loan facilities and lines of credit (Details 2) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Unsecured senior notes	¥ 10,411	$ 1,466	¥ 10,224
Total Loan Facilities	47,000
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Unsecured senior notes	10,411
Unsecured Borrowings [Member]
Debt Instrument [Line Items]
Unsecured borrowings	25,202
Secured Borrowings [Member]
Debt Instrument [Line Items]
Secured borrowings	¥ 11,387